Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0001837532
Registrant Name	Apollo Debt Solutions BDC
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A